CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Statements of Income
Interest expense	$ 1,963,062	$ 2,015,743	$ 2,189,945	$ 2,509,051	$ 2,815,554	$ 3,096,072	$ 3,331,453	$ 3,708,226	$ 8,677,801	$ 12,951,305	$ 18,392,393
Net interest expense	11,447,765	11,647,339	11,820,802	12,114,585	11,320,460	11,078,522	11,486,191	13,416,195	47,030,491	47,301,368	46,711,797
Non-interest income	4,631,462	4,102,096	3,554,725	3,415,425	3,584,834	3,073,936	2,690,864	3,648,171	15,703,708	12,997,805	14,840,478
Non-interest expense	9,327,727	8,790,391	7,941,739	8,131,427	8,889,608	7,885,855	9,208,052	8,301,074	34,191,284	34,284,589	31,936,111
(Loss) income before income taxes and equity in earnings of Bank	3,801,500	3,959,044	1,933,788	4,398,583	3,015,686	2,266,603	1,469,003	4,463,292	14,092,915	11,214,584	3,552,164
Income tax expense (benefit)	1,129,145	1,212,795	564,780	1,356,507	835,205	566,349	402,313	1,345,940	4,263,227	3,149,807	259,377
Net income	2,672,355	2,746,249	1,369,008	3,042,076	2,180,481	1,700,254	1,066,690	3,117,352	9,829,688	8,064,777	3,292,787
Income available to common shares	2,541,903	2,228,000	851,149	2,524,606	1,663,399	1,183,558	550,379	2,601,425	8,145,658	5,998,761	1,232,887
Parent-company-only
Condensed Statements of Income
Interest income									131,051	69,129	45,849
Interest expense									541,727	505,889	515,307
Net interest expense									(410,676)	(436,760)	(469,458)
Non-interest income									1,041,468	1,112,099	1,104,379
Non-interest expense									746,278	688,955	551,600
(Loss) income before income taxes and equity in earnings of Bank									(115,486)	(13,616)	83,321
Income tax expense (benefit)									(34,936)	(3,824)	6,084
Net (loss) income before equity in earnings of Bank									(80,550)	(9,792)	77,237
Equity in earnings of Bank									9,910,238	8,074,569	3,215,550
Net income									9,829,688	8,064,777	3,292,787
Income available to common shares									$ 8,145,658	$ 5,998,761	$ 1,232,887